Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Investment in Associates and Joint Ventures

	Associates $m	Joint ventures $m	Total $m
Cost

At 1 January 2018	151	27	178

Additions	3	—	3

Share of (losses)/gains	(6)	5	(1)

Dividends and distributions	(5)	(32)	(37)

Exchange	(3)	—	(3)

At 31 December 2018	140	—	140
Additions	14	—	14
Share of (losses)/gains	(3)	—	(3)

Dividends	(7)	—	(7)

Exchange	1	—	1

At 31 December 2019	145	—	145

Impairment

At 1 January 2018	(37)	—	(37)
Exchange	1	—	1
At 31 December 201 8	(36)	—	(36)
Exchange	1	—	1
At 31 December 2019	(35)	—	(35)
Net book value
At 31 December 2019	110	—	110

At 31 December 2018	104	—	104

At 1 January 2018	114	27	141

Summarised Aggregated Financial Information for Individually Immaterial Associates and Joint Ventures
The summarised aggregated financial information for individually immaterial associates and joint ventures is set out below. These are mainly investments in entities that own hotels which the Group manages.

	Associates			Joint ventures			Total
	2019 $m	2018 $m	2017 $m	2019 $m	2018 $m	2017 $m	2019 $m	2018 $m	2017 $m
Share of gains /(losses)

Operating profits before exceptional items	7	2	6	—	5	1	7	7	7

Barclay associate [member]
Statement [Line Items]
Summary of Financial Information of Material Associate Investment
Summarised financial information in respect of the Barclay associate is set out below:

	31 December 2019 $m	31 December 2018 $m
Non-current assets	515	529

Current assets	75	70

Current liabilities	(22)	(17)

Non-current liabilities	(323)	(319)

Net assets	245	263

Group share of reported net assets at 19.9%	49	52

Adjustments to reflect capitalised costs, and additional rights and obligations under the shareholder agreement	4	7

Carrying amount	53	59

	12 months to 31 December 2019 $m	12 months to 31 December 2018 $m
Revenue	108	103

Loss from continuing operations and total comprehensive loss for the period	(17)	(13)

Group’s share of loss for the period, including the cost of funding owner returns	(10)	(8)